Share Capital (Tables)	12 Months Ended
Jun. 30, 2022
Share Capital [Abstract]
Schedule of option transactions
		Weighted average
	Number of options	exercise price (CAD$)
Balance, July 1, 2020	4,662,767	1.36
Options exercised	(1,396,935)	0.98
Options cancelled/forfeited	(150,000)	0.82
Balance, June 30, 2021	3,115,832	1.56
Options Granted	2,702,000	3.72
Options exercised	(1,838,331)	1.23
Options cancelled/forfeited	(317,334)	3.13
Balance, June 30, 2022	3,662,167	3.18

Schedule of options granted
Year ended June 30,
2022
Risk free interest rate	2.33%
Expected volatility	76.4%
Expected life of options in years	2.75
Estimated forfeiture rate	14.11%

Schedule of information about stock options outstanding
	Number of options	Weighted	Number of options	Weighted
Exercise	outstanding as at	average remaining	exercisable as at	average
prices (CAD$)	2022-06-30	contractual life (years)	2022-06-30	exercise price (CAD$)
$1.15	30,000	0.08	30,000	$1.15
1.57	200,000	0.44	200,000	$1.57
2.15	989,167	1.65	989,167	$2.15
3.33	863,000	4.60	-	-
3.89	56,000	4.65	-	-
4.00	1,524,000	4.93	-	-
$1.15 - $4.00	3,662,167	3.18	1,219,167	$2.03

Schedule of summary of RSUs
		Weighted average
		grant date closing
	Number of shares	price per share (CAD$)
Balance, July 1, 2020	925,200	$4.70
Granted	360,500	6.46
Forfeited	(26,250)	4.80
Distributed	(464,550)	4.72
Balance, June 30, 2021	794,900	$5.48
Granted	1,299,000	3.80
Forfeited	(274,451)	5.25
Distributed	(342,233)	5.21
Balance, June 30, 2022	1,477,216	$4.11

Schedule of Earnings Per Share Basic and Diluted
	For the years ended June 30,
	2022			2021
	Loss	Shares	Per-Share	Income	Shares	Per-Share
	(Numerator)	(Denominator)	Amount	(Numerator)	(Denominator)	Amount
Net loss attributable to equity holders of the Company	$(6,420,885)			$(6,566,440)
Basic loss per share	(6,420,885)	155,626,128	$(0.04)	(6,566,440)	153,294,454	$(0.04)
Effect of dilutive securities:
Stock options and RSUs		-			-
Diluted loss per share	$(6,420,885)	155,626,128	$(0.04)	$(6,566,440)	153,294,454	$(0.04)